Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 339	$ 398
Short-term investments	2,500	2,500
Receivables and other current assets	133	242
TOTAL CURRENT ASSETS	2,972	3,140
NON-CURRENT ASSETS
Property, plant and equipment	35	49
Exploration and evaluation assets	64,479	50,494
Reclamation of deposit	14	14
TOTAL NON-CURRENT ASSETS	64,528	50,557
TOTAL ASSETS	67,500	53,697
CURRENT LIABILITIES
Trade payables and accrued liabilities	556	969
TOTAL CURRENT LIABILITIES	556	969
TOTAL LIABILITIES	556	969
EQUITY
Reserve	7,749	5,089
Deficit	(29,343)	(26,550)
TOTAL EQUITY	66,944	52,728
TOTAL LIABILITIES AND EQUITY	67,500	53,697
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 87,947	$ 73,598